Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 5 – PREPAID EXPENSES AND OTHER RECEIVABLES

	December 31,
(in thousands)	2025	2024

Prepaid expenses	$3,851	$884
Tax authorities	162	68
Receivables on account of assets sold	235	1,234
Others	113	113
	$4,361	$2,299